Debt Financing Total Debt Financing (Details) - USD ($)		3 Months Ended	12 Months Ended
		Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Debt Instrument [Line Items]
Debt financing			$ 345,359,000	$ 257,274,000
Trading Securities [Member]
Debt Instrument [Line Items]
Debt financing			174,250,000	164,295,000
Trading Securities [Member] | TOB facility-2 [Member]
Debt Instrument [Line Items]
Debt financing			$ 44,675,000	$ 48,995,000
Date of Debt Borrowing			2012	2012
Available-for-sale Security, Maturity Date at a point in time			Jun. 01, 2015	Jun. 01, 2014
Debt Instrument, Total Rate of Borrowing			2.20%	2.32%
Trading Securities [Member] | TOB Facility-1 [Member]
Debt Instrument [Line Items]
Debt financing		$ 9,800,000		$ 9,770,000	$ 9,800,000
Date of Debt Borrowing				2011
Available-for-sale Security, Maturity Date at a point in time				Jul. 01, 2014
Debt Instrument, Total Rate of Borrowing				1.96%
Trading Securities [Member] | TOB facility-5 [Member]
Debt Instrument [Line Items]
Debt financing				$ 5,700,000
Date of Debt Borrowing				2013
Available-for-sale Security, Maturity Date at a point in time				Jun. 01, 2014
Debt Instrument, Total Rate of Borrowing				2.40%
Trading Securities [Member] | TOB facility-6 [Member]
Debt Instrument [Line Items]
Debt financing				$ 7,000,000
Date of Debt Borrowing				2013
Available-for-sale Security, Maturity Date at a point in time				Aug. 01, 2014
Debt Instrument, Total Rate of Borrowing				2.40%
Trading Securities [Member] | TOB facility-7 [Member]
Debt Instrument [Line Items]
Debt financing	[1]			$ 20,000,000
Date of Debt Borrowing	[1]			2013
Available-for-sale Security, Maturity Date at a point in time	[1]			Jun. 01, 2014
Debt Instrument, Total Rate of Borrowing	[1]			2.21%
Trading Securities [Member] | TOB facility-8 [Member]
Debt Instrument [Line Items]
Debt financing	[2]			$ 13,210,000
Date of Debt Borrowing	[2]			2013
Available-for-sale Security, Maturity Date at a point in time	[2]			Oct. 01, 2014
Debt Instrument, Total Rate of Borrowing	[2]			2.21%
Trading Securities [Member] | TOB facility-9 [Member]
Debt Instrument [Line Items]
Debt financing			$ 25,535,000	$ 25,750,000
Date of Debt Borrowing			2013	2013
Available-for-sale Security, Maturity Date at a point in time			Jun. 01, 2015	Dec. 01, 2014
Debt Instrument, Total Rate of Borrowing			1.96%	1.96%
Trading Securities [Member] | TOB Facility-10 [Member]
Debt Instrument [Line Items]
Debt financing			$ 21,850,000
Date of Debt Borrowing			2014
Available-for-sale Security, Maturity Date at a point in time		Oct. 01, 2016	Oct. 01, 2016
Debt Instrument, Total Rate of Borrowing			4.34%
Trading Securities [Member] | TOB Facility-11 [Member]
Debt Instrument [Line Items]
Debt financing			$ 34,975,000
Date of Debt Borrowing			2014
Available-for-sale Security, Maturity Date at a point in time		Jul. 01, 2019	Jul. 01, 2019
Debt Instrument, Total Rate of Borrowing			4.47%
Trading Securities [Member] | TOB Facility-12 [Member] [Member]
Debt Instrument [Line Items]
Debt financing			$ 17,250,000
Date of Debt Borrowing			2014
Available-for-sale Security, Maturity Date at a point in time		Jul. 01, 2017	Jul. 01, 2017
Debt Instrument, Total Rate of Borrowing			4.55%
Trading Securities [Member] | TOB facility-13 [Member]
Debt Instrument [Line Items]
Debt financing			$ 9,010,000
Date of Debt Borrowing			2014
Available-for-sale Security, Maturity Date at a point in time			Jul. 01, 2017
Debt Instrument, Total Rate of Borrowing			4.05%
Trading Securities [Member] | TOB facility-14 [Member]
Debt Instrument [Line Items]
Debt financing			$ 9,010,000
Date of Debt Borrowing			2014
Available-for-sale Security, Maturity Date at a point in time			Jul. 01, 2017
Debt Instrument, Total Rate of Borrowing			4.05%
Trading Securities [Member] | Mortgage Backed Security Trust 1 [Member] | TOB facility-3 [Member]
Debt Instrument [Line Items]
Debt financing			$ 2,585,000	$ 2,585,000
Date of Debt Borrowing			2012	2012
Available-for-sale Security, Maturity Date at a point in time			Apr. 01, 2015	Apr. 01, 2014
Debt Instrument, Total Rate of Borrowing			1.12%	1.21%
Trading Securities [Member] | Mortgage Backed Security Trust 2 [Member] | TOB facility-3 [Member]
Debt Instrument [Line Items]
Debt financing			$ 4,090,000	$ 4,090,000
Date of Debt Borrowing			2012	2012
Available-for-sale Security, Maturity Date at a point in time			Apr. 01, 2015	Apr. 01, 2014
Debt Instrument, Total Rate of Borrowing			1.12%	1.29%
Trading Securities [Member] | Mortgage Backed Security Trust 3 [Member] | TOB facility-3 [Member]
Debt Instrument [Line Items]
Debt financing				$ 2,865,000	$ 2,900,000
Date of Debt Borrowing				2012
Available-for-sale Security, Maturity Date at a point in time				Apr. 01, 2014
Debt Instrument, Total Rate of Borrowing				1.22%
Trading Securities [Member] | Mortgage Backed Security Trust 4 [Member] | TOB facility-3 [Member]
Debt Instrument [Line Items]
Debt financing				$ 5,960,000
Date of Debt Borrowing				2012
Available-for-sale Security, Maturity Date at a point in time				Apr. 01, 2014
Debt Instrument, Total Rate of Borrowing				1.23%
Trading Securities [Member] | Mortgage Backed Security Trust 5 [Member] [Member] | TOB facility-3 [Member]
Debt Instrument [Line Items]
Debt financing			$ 5,270,000	$ 10,545,000
Date of Debt Borrowing			2012	2012
Available-for-sale Security, Maturity Date at a point in time			Apr. 01, 2015	Apr. 01, 2014
Debt Instrument, Total Rate of Borrowing			1.06%	1.27%
Trading Securities [Member] | Mortgage Backed Security Trust 6 [Member] | TOB facility-3 [Member]
Debt Instrument [Line Items]
Debt financing				$ 7,825,000
Date of Debt Borrowing				2013
Available-for-sale Security, Maturity Date at a point in time				Aug. 01, 2014
Debt Instrument, Total Rate of Borrowing				1.02%

[1]	Avistar at Chase Hill, Avistar at the Crest, and Avistar on the Boulevard is the collateral for the approximate $13.2 million TOB Trust.
[2]	Avistar at the Oaks Apartments, Avistar on the Hills Apartments, and Avistar in 09 Apartments is the collateral for the $20.0 million TOB Trust.